Commitments and Contingencies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Patent Royalties Payable
Under the terms of the agreements, the Company is required to make fixed installment payments, as disclosed below, for each year of the agreement through December 31, 2040.

Years Ending December 31,	Amount
2025 (excluding the first six months of fiscal year 2025)	$700
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$13,075

Minimum royalties included in Patent installment payables on the consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2025	$1,225
2026	825
2027	825
2028	825
2029	825
Thereafter	9,075
Total	$13,600